Related Parties Transactions and Balances (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Balances With Related Parties Abstract
Employees payable	$ 324	$ 414
Accounts payable	40	61
Total	$ 364	$ 475